UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03752

THE MANAGERS FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue,

Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue,

Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: June 30th

Date of reporting period: August 31, 2011 (1st Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

Managers Cadence Capital Appreciation Fund

Schedule of Portfolio Investments

August 31, 2011 (unaudited)

Security Description	Shares	Value
Common Stocks—97.7%
Consumer Discretionary—15.3%
Amazon.com, Inc.*	42,890	$9,233,788
CBS Corp., Class B	355,300	8,900,265
Coach, Inc.	168,580	9,477,568
DIRECTV, Class A*	207,020	9,102,669
Ford Motor Co.*	49,564	551,152
Johnson Controls, Inc.	47,613	1,517,902
Macy’s, Inc.	318,590	8,267,410
McDonald’s Corp.	115,900	10,484,314
Nike, Inc.	19,300	1,672,345
Nordstrom, Inc.	190,910	8,678,769
priceline.com, Inc.*	16,690	8,966,869
Starbucks Corp.	242,250	9,355,695
Tempur-Pedic International, Inc.*	155,040	9,029,530
TJX Cos., Inc., The	153,180	8,366,692
Wynn Resorts, Ltd.	59,100	9,143,952
Total Consumer Discretionary		112,748,920
Consumer Staples—11.7%
Brown-Forman Corp.	110,070	7,897,522
Church & Dwight Co., Inc.	175,600	7,645,624
Coca-Cola Co., The	283,560	19,976,802
Costco Wholesale Corp.	125,190	9,832,423
Estee Lauder Co., Class A	99,350	9,702,521
Hershey Foods Corp.	168,020	9,854,373
Philip Morris International, Inc.	169,680	11,762,218
Whole Foods Market, Inc.	147,950	9,769,138
Total Consumer Staples		86,440,621
Energy—8.9%
Anadarko Petroleum Corp.	113,120	8,342,600
Baker Hughes, Inc.	129,530	7,915,578
Cabot Oil & Gas Corp.	112,940	8,567,629
Chevron Corp.	99,100	9,801,981
Halliburton Co.	268,570	11,916,451
Marathon Oil Corp.	181,770	4,893,248
National Oilwell Varco, Inc.	93,670	6,193,460
Occidental Petroleum Corp.	90,340	7,836,092
Total Energy		65,467,039
Financials—2.5%
American Express Co.	185,310	9,211,760
Discover Financial Services	362,820	9,128,551
Total Financials		18,340,311

Managers Cadence Capital Appreciation Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Health Care—12.9%
Alexion Pharmaceuticals, Inc.*	195,190	$11,310,285
Allergan, Inc.	103,380	8,457,518
Baxter International, Inc.	167,770	9,391,765
Cardinal Health, Inc.	209,020	8,883,350
Covidien PLC	187,920	9,805,666
CR Bard, Inc.	99,200	9,449,792
Johnson & Johnson	208,300	13,706,140
Laboratory Corp. of America Holdings*	103,750	8,666,237
Mylan Laboratories, Inc.*	284,192	5,899,826
Stryker Corp.	195,920	9,568,733
Total Health Care		95,139,312
Industrials—9.5%
Ametek, Inc.	211,880	8,280,270
Deere & Co.	109,710	8,866,762
Dover Corp.	149,550	8,602,116
Expeditors International of Washington, Inc.	163,000	7,416,500
Goodrich Corp.	100,440	8,957,239
Joy Global, Inc.	103,112	8,604,697
Norfolk Southern Corp.	144,420	9,774,346
Stericycle, Inc.*	106,880	9,374,445
Total Industrials		69,876,375
Information Technology—31.2%
Accenture PLC, Class A	182,380	9,773,744
Apple, Inc.*	93,040	35,804,583
Autodesk, Inc.*	273,650	7,716,930
Avago Technologies, Ltd.	216,170	7,157,389
BMC Software, Inc.*	191,120	7,761,383
Broadcom Corp., Class A	249,400	8,891,110
Citrix Systems, Inc.*	84,870	5,128,694
Cognizant Technology Solutions Corp.*	122,340	7,762,473
Dell, Inc.*	48,702	723,955
eBay, Inc.*	299,000	9,230,130
EMC Corp.*	408,710	9,232,759
Google, Inc.*	33,100	17,905,776
International Business Machines Corp.	144,890	24,908,040
Microsoft Corp.	572,560	15,230,096
NetApp, Inc.*	183,460	6,901,765
Oracle Corp.	422,470	11,858,733
QUALCOMM, Inc.	171,780	8,839,799
Teradata Corp.*	163,890	8,581,281
Visa, Inc., Class A	89,400	7,856,472

Managers Cadence Capital Appreciation Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Information Technology—31.2% (continued)
VMware, Inc. Class A*	101,240	$9,553,006
Western Digital Corp.*	298,670	8,807,778
Total Information Technology		229,625,896
Materials—4.4%
E.I. du Pont de Nemours & Co.	178,950	8,637,916
Freeport McMoRan Copper & Gold, Inc., Class B	168,092	7,923,857
Mosaic Co., The	126,220	8,978,029
PPG Industries, Inc.	92,660	7,096,829
Total Materials		32,636,631
Telecommunication Services—1.3%
American Tower Corp., Class A*	171,370	9,229,988
Total Common Stocks (cost $630,329,045)		719,505,093
Short-Term Investments—1.9%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.01% (cost $14,401,365)	14,401,365	14,401,365
Total Investments—99.6% (cost $644,730,410)		733,906,458
Other Assets, less Liabilities—0.4%		2,696,817
Net Assets—100.0%		$736,603,275

Managers Cadence Focused Growth Fund

Schedule of Portfolio Investments

August 31, 2011 (unaudited)

Security Description	Shares	Value
Common Stocks—98.8%
Consumer Discretionary—20.0%
Amazon.com, Inc.*	2,120	$456,415
Coach, Inc.	6,960	391,291
DIRECTV, Class A*	8,640	379,901
McDonald’s Corp.	4,180	378,123
Nike, Inc.	390	33,793
Nordstrom, Inc.	6,860	311,856
Starbucks Corp.	10,760	415,551
TJX Cos., Inc., The	6,880	375,785
Wynn Resorts, Ltd.	2,640	408,461
Total Consumer Discretionary		3,151,176
Consumer Staples—13.2%
Coca-Cola Co., The	6,550	461,447
Estee Lauder Co., Class A	4,350	424,821
Hershey Foods Corp.	6,650	390,022
Philip Morris International, Inc.	5,480	379,874
Whole Foods Market, Inc.	6,590	435,138
Total Consumer Staples		2,091,302
Energy—6.9%
Baker Hughes, Inc.	5,750	351,383
Halliburton Co.	9,450	419,296
Marathon Oil Corp.	11,570	311,464
Total Energy		1,082,143
Financials—2.1%
Discover Financial Services	13,140	330,602
Health Care—11.6%
Allergan, Inc.	5,340	436,865
Cardinal Health, Inc.	9,470	402,475
Johnson & Johnson	4,860	319,788
Laboratory Corp. of America Holdings*	3,830	319,920
Stryker Corp.	7,100	346,764
Total Health Care		1,825,812
Industrials—9.0%
Deere & Co.	4,930	398,443
Expeditors International of Washington, Inc.	7,100	323,050
Joy Global, Inc.	4,490	374,690
Transdigm Group, Inc.*	3,510	322,429
Total Industrials		1,418,612
Information Technology—29.3%
Alliance Data Systems Corp.*	3,560	332,540
Apple, Inc.*	2,280	877,412

Managers Cadence Focused Growth Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Information Technology—29.3% (continued)
Citrix Systems, Inc.*	4,750	$287,043
eBay, Inc.*	12,620	389,579
Google, Inc.*	870	470,635
International Business Machines Corp.	2,980	512,292
NetApp, Inc.*	8,240	309,989
Oracle Corp.	12,560	352,559
QUALCOMM, Inc.	6,120	314,935
Teradata Corp.*	7,730	404,743
VMware, Inc. Class A*	4,010	378,384
Total Information Technology		4,630,111
Materials—4.2%
E.I. du Pont de Nemours & Co.	6,550	316,169
Mosaic Co., The	4,880	347,114
Total Materials		663,283
Telecommunication Services—2.5%
American Tower Corp., Class A*	7,310	393,717
Total Common Stocks (cost $13,838,755)		15,586,758
Short-Term Investments—1.6%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.01% (cost $252,495)	252,495	252,495
Total Investments—100.4% (cost $14,091,250)		15,839,253
Other Assets, less Liabilities—(0.4)%		(64,385)
Net Assets—100.0%		$15,774,868

Managers Cadence Mid Cap Fund

Schedule of Portfolio Investments

August 31, 2011 (unaudited)

Security Description	Shares	Value
Common Stocks—98.3%
Consumer Discretionary—22.5%
Abercrombie & Fitch Co.	107,900	$6,863,519
Chipotle Mexican Grill, Inc.*	24,070	7,542,816
Darden Restaurants, Inc.	142,400	6,849,440
Deckers Outdoor Corp.*	87,810	7,811,578
Dillard’s, Inc., Class A	173,450	8,027,266
Gentex Corp.	248,750	6,453,819
Lear Corp.	134,710	6,436,444
Limited Brands, Inc.	189,680	7,158,523
Netflix, Inc.*	21,170	4,975,162
Panera Bread Co., Class A*	58,370	6,721,306
PetSmart, Inc.	186,400	7,862,352
Polaris Industries, Inc.	69,920	7,682,110
Ralph Lauren Corp.	68,400	9,378,324
Ross Stores, Inc.	90,980	6,962,244
SIRIUS XM Radio, Inc.*	3,816,570	6,869,826
Tractor Supply Co.	122,250	7,502,482
Williams-Sonoma, Inc.	183,090	6,062,110
Wyndham Worldwide Corp.	257,300	8,357,104
Wynn Resorts, Ltd.	46,920	7,259,462
Total Consumer Discretionary		136,775,887
Consumer Staples—8.5%
Estee Lauder Co., Class A	91,650	8,950,539
Green Mountain Coffee Roasters, Inc.*	59,060	6,185,944
Hansen Natural Corp.*	82,370	7,027,808
Herbalife, Ltd.	132,020	7,366,716
McCormick & Co., Inc.	158,060	7,553,687
Mead Johnson Nutrition Co., Class A	86,310	6,149,588
Whole Foods Market, Inc.	124,580	8,226,018
Total Consumer Staples		51,460,300
Energy—10.5%
Brigham Exploration Co.*	248,670	7,236,297
Cimarex Energy Co.	88,210	6,270,849
Core Laboratories, N.V.	80,960	9,033,517
FMC Technologies, Inc.*	144,770	6,436,474
HollyFrontier Corp.	109,390	7,849,826
Oil States International, Inc.*	114,560	7,570,125
Patterson-UTI Energy, Inc.	304,080	7,431,715
St. Mary Land & Exploration Co.	95,870	7,334,055
Whiting Petroleum Corp.*	95,410	4,494,765
Total Energy		63,657,623

Managers Cadence Mid Cap Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Financials—2.1%
CB Richard Ellis Group, Inc.*	327,010	$4,957,472
Marsh & McLennan Co., Inc.	265,760	7,898,387
Total Financials		12,855,859
Health Care—10.2%
Alexion Pharmaceuticals, Inc.*	162,110	9,393,464
CareFusion Corp.*	260,450	6,670,125
CR Bard, Inc.	81,490	7,762,737
Dentsply International, Inc.	206,560	7,270,912
Endo Pharmaceuticals Holdings, Inc.*	240,360	7,669,888
Illumina, Inc.*	56,320	2,934,272
Intuitive Surgical, Inc.*	21,880	8,343,938
Mylan Laboratories, Inc.*	330,770	6,866,785
Varian Medical Systems, Inc.*	89,040	5,071,718
Total Health Care		61,983,839
Industrials—16.2%
Eaton Corp.	158,660	6,814,447
Gardner Denver, Inc.	95,490	7,523,657
IHS, Inc., Class A*	92,920	7,209,663
KBR, Inc.	253,230	7,609,562
Kirby Corp.*	145,300	7,997,312
Pall Corp.	157,770	8,066,780
Rockwell Automation, Inc.	94,520	6,061,568
Roper Industries, Inc.	103,630	7,974,328
Thomas & Betts Corp.*	149,900	6,547,632
Transdigm Group, Inc.*	77,860	7,152,220
United Continental Holdings, Inc.*	150,410	2,796,122
Valmont Industries, Inc.	69,310	6,413,254
Wabtec Corp.	120,750	7,352,468
Waste Connections, Inc.	259,590	8,979,218
Total Industrials		98,498,231
Information Technology—20.7%
Alliance Data Systems Corp.*	79,450	7,421,425
Analog Devices, Inc.	87,010	2,873,070
Ariba, Inc.*	155,530	4,219,529
Atmel Corp.*	604,110	5,503,442
Avago Technologies, Ltd.	202,940	6,719,343
F5 Networks, Inc.*	85,780	7,001,364
Factset Research Systems, Inc.	65,040	5,717,016
Gartner, Inc.*	186,770	6,652,747
Informatica Corp.*	141,950	5,930,671
Microchip Technology, Inc.	220,900	7,249,938
MICROS Systems, Inc.*	172,020	8,198,473

Managers Cadence Mid Cap Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Information Technology—20.7% (continued)
NetApp, Inc.*	147,600	$5,552,712
Red Hat, Inc.*	188,050	7,435,497
Solera Holdings, Inc.	138,560	8,126,544
Synopsys, Inc.*	275,200	7,122,176
Teradata Corp.*	131,570	6,889,005
Trimble Navigation, Ltd.*	188,070	6,984,920
VeriFone Holdings, Inc.*	181,980	6,409,336
Western Digital Corp.*	224,500	6,620,505
Zebra Technologies Corp.*	84,610	3,040,037
Total Information Technology		125,667,750
Materials—6.1%
Allegheny Technologies, Inc.	153,610	7,698,933
CF Industries Holdings, Inc.	37,090	6,780,794
Crown Holdings, Inc.*	203,800	7,228,786
Rockwood Holdings, Inc.*	154,090	7,858,590
Titanium Metals Corp.	449,840	7,210,935
Total Materials		36,778,038
Utilities—1.5%
ITC Holdings Corp.	120,130	9,089,036
Total Common Stocks (cost $550,906,197)		596,766,563
Short-Term Investments—1.6%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.01% (cost $9,746,566)	9,746,566	9,746,566
Total Investments—99.9% (cost $560,652,763)		606,513,129
Other Assets, less Liabilities—0.1%		572,236
Net Assets—100.0%		$607,085,365

Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments

August 31, 2011 (unaudited)

Security Description	Shares	Value
Common Stocks—98.7%
Consumer Discretionary—15.9%
AFC Enterprises, Inc.*	42,170	$547,788
Amerigon, Inc.*	55,050	736,019
Body Central Corp.*	29,650	514,428
Caribou Coffee Co., Inc.*	23,990	364,408
Carrols Restaurant Group, Inc.*	68,850	636,174
Cost Plus, Inc.*	65,490	508,857
Full House Resorts, Inc.*	82,018	278,041
G-III Apparel Group, Ltd.*	23,660	668,632
Interclick, Inc.*	112,270	648,921
Kona Grill, Inc.*	46,160	266,343
Krispy Kreme Doughnuts, Inc.*	69,570	632,391
Nexstar Broadcasting Group, Inc., Class A*	35,890	218,929
Oxford Industries, Inc.	20,800	745,056
Perry Ellis International, Inc.*	25,230	579,785
Red Robin Gourmet Burgers, Inc.*	16,740	522,288
Rick’s Cabaret International, Inc.*	76,910	549,907
Select Comfort Corp.*	40,140	637,423
Zumiez, Inc.*	20,400	377,196
Total Consumer Discretionary		9,432,586
Consumer Staples—4.2%
B&G Foods, Inc.	36,730	668,853
Inter Parfums, Inc.	36,560	605,434
National Beverage Corp.	34,260	564,947
Prestige Brands Holdings, Inc.*	57,470	618,952
Total Consumer Staples		2,458,186
Energy—6.6%
Abraxas Petroleum Corp.*	158,300	584,127
Bolt Technology Corp.*	45,090	496,441
Double Eagle Petroleum Co.*	74,210	704,253
Geokinetics, Inc.*	82,800	377,568
Gulf Island Fabrication, Inc.	23,530	578,838
OYO Geospace Corp.*	7,250	534,325
VAALCO Energy, Inc.*	100,150	637,955
Total Energy		3,913,507
Financials—8.2%
Associated Estates Realty Corp.	41,600	736,320
Calamos Asset Management, Inc., Class A	48,240	568,750
Crawford & Co., Class B	65,710	471,141
Evercore Partners, Inc., Class A	19,300	506,239
FBL Financial Group, Inc., Class A	22,660	660,992

Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Financials—8.2% (continued)
HFF, Inc., Class A*	40,010	$472,918
Internet Capital Group, Inc.*	68,770	704,549
Marlin Business Services Corp.*	62,618	726,995
Total Financials		4,847,904
Health Care—25.0%
Akorn, Inc.*	73,950	594,558
Ariad Pharmaceuticals, Inc.*	63,040	620,314
Auxilium Pharmaceuticals, Inc.*	38,640	657,266
Caliper Life Science, Inc.*	75,140	565,053
Derma Sciences, Inc.*	76,870	630,334
Dusa Pharmaceuticals, Inc.*	130,870	570,593
HealthStream, Inc.*	49,940	619,755
icad, Inc.*	476,791	276,539
Immunomedics, Inc.*	141,170	566,092
IntegraMed America, Inc.*	78,310	653,889
LeMaitre Vascular, Inc.	95,410	672,641
MEDTOX Scientific, Inc.	43,360	607,040
Micromet, Inc.*	75,140	361,423
National Research	18,810	635,214
Omnicell, Inc.*	49,030	766,829
OraSure Technologies, Inc.*	74,780	548,137
Palomar Medical Technologies, Inc.*	50,450	406,122
RTI Biologics, Inc.*	169,450	569,352
SonoSite, Inc.*	22,350	651,726
Synergetics USA, Inc.*	112,410	612,634
Synovis Life Technologies, Inc.*	41,150	701,608
Transcend Services, Inc.*	25,180	650,148
U.S. Physical Therapy, Inc.	26,380	523,907
Vascular Solutions, Inc.*	60,620	731,077
Young Innovations, Inc.	21,640	593,152
Total Health Care		14,785,403
Industrials—15.5%
A.T. Cross Co., Class A*	56,330	611,744
AAON, Inc.	16,060	281,211
Astronics Corp.*	21,400	638,362
Astronics Corp., Class B*	3,084	77,100
CAI International, Inc.*	38,770	586,590
DXP Enterprises, Inc.*	21,950	528,775
Dynamic Materials Corp.	37,350	755,217
Furmanite Corp.*	118,590	723,399
GP Strategies Corp.*	56,652	705,884
Hurco Companies, Inc.*	16,370	449,848

Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Industrials—15.5% (continued)
Interface, Inc., Class A	39,820	$600,486
On Assignment, Inc.*	72,180	548,568
Quality Distribution, Inc.*	43,638	533,256
Raven Industries, Inc.	13,180	716,069
Sparton Corp.*	54,340	452,652
Twin Disc, Inc.	25,090	974,245
Total Industrials		9,183,406
Information Technology—18.7%
Bottomline Technologies, Inc.*	26,730	613,988
Ceva, Inc.*	10,670	283,822
Computer Task Group, Inc.*	64,570	721,247
Datalink Corp.*	28,760	249,062
Dice Holdings, Inc.*	46,200	466,158
Digi International, Inc.*	44,720	562,130
ExlService Holdings, Inc.*	24,320	631,104
Forrester Research, Inc.	22,130	745,781
Kenexa Corp.*	29,080	612,134
Keynote Systems, Inc.	31,910	766,797
Knot, Inc., The*	60,100	543,304
Lecroy Corp.*	49,480	447,794
Magma Design Automation, Inc.*	85,330	434,330
OPNET Technologies, Inc.	14,650	505,425
Perficient, Inc.*	90,080	792,704
SPS Commerce, Inc.*	38,550	698,911
Stratasys, Inc.*	20,400	472,056
VASCO Data Security International, Inc.*	69,880	496,847
Web.com Group, Inc.*	56,330	531,755
Westell Technologies, Inc.*	192,730	479,898
Total Information Technology		11,055,247
Materials—4.6%
Flotek Industries, Inc.*	81,340	563,686
Haynes International, Inc.	14,250	826,928
Horsehead Holding Corp.*	63,370	649,542
Universal Stainless & Alloy Products, Inc.*	20,580	676,876
Total Materials		2,717,032
Total Common Stocks (cost $55,990,633)		58,393,271
Short-Term Investments—1.2%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.01% (cost $672,271)	672,271	672,271
Total Investments—99.9% (cost $56,662,904)		59,065,542
Other Assets, less Liabilities—0.1%		79,848
Net Assets—100.0%		$59,145,390

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in this report.

At August 31, 2011, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Managers Cadence Capital Appreciation Fund	$645,400,846	$111,703,708	($23,198,096)	$88,505,612
Managers Cadence Focused Growth Fund	14,157,264	2,207,161	(525,172)	1,681,989
Managers Cadence Mid-Cap Fund	560,946,499	74,818,824	(29,253,194)	45,565,630
Managers Cadence Emerging Companies Fund	57,391,328	6,852,758	(5,178,545)	1,674,213

*	Non-income-producing security.

[1]	Yield shown for an investment company represents its August 31, 2011, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

Fair Value Measurements

Generally Accepted Accounting Principles (GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs) The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following table summarizes the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of August 31, 2011:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Cadence Capital Appreciation Fund
Investments in Securities
Common Stocks†	$719,505,093	—	—	$719,505,093
Short-Term Investments	14,401,365	—	—	14,401,365

Total Investments in Securities	$733,906,458	—	—	$733,906,458

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Cadence Focused Growth Fund
Investments in Securities
Common Stocks†	$15,586,758	—	—	$15,586,758
Short-Term Investments	252,495	—	—	252,495

Total Investments in Securities	$15,839,253	—	—	$15,839,253

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Cadence Mid-Cap Fund
Investments in Securities
Common Stocks†	$596,766,563	—	—	$596,766,563
Short-Term Investments	9,746,566	—	—	9,746,566

Total Investments in Securities	$606,513,129	—	—	$606,513,129

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Cadence Emerging Companies Fund
Investments in Securities
Common Stocks†	$58,393,271	—	—	$58,393,271
Short-Term Investments	672,271	—	—	672,271

Total Investments in Securities	$59,065,542	—	—	$59,065,542

†	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of August 31, 2011, the Funds had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS

By:	/s/ John H. Streur
John H. Streur, President

Date: October 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur, President

Date: October 26, 2011

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: October 26, 2011